Significant Accounting Policies (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Integer $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 96	$ 100
Residual value per lightweight ton | $ / shares	$ 0.300
Estimated useful life of the vessel	25 years
Estimated fleet utilization rate	98.00%
Estimated fleet utilization rate including dry-dockings and vessel surveys	93.00%
Aggregate difference between market value and carrying value of vessel	$ 8,299	15,751
Impairment loss		3,998
Impairment loss charged against vessels, net		3,392
Impairment loss charged against deferred charges, net		$ 606
Number of reportable segments | Integer	1
Working capital deficit	$ 8,636